Business Acquisitions - Goodwill (Details) £ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 GBP (£) entity	May 31, 2019 CAD ($) entity	May 31, 2018 CAD ($)
Business Acquisitions
Goodwill		$ 669,846	$ 522,762
Number of reporting units | entity	3	3
Impairment of goodwill		$ 50,000
Impairment related to uncollectible promissory notes receivable	£ 4,600	8,039
Total impairment		58,039
CannWay
Business Acquisitions
Goodwill		1,200	1,200
Broken Coast Cannabis Ltd.
Business Acquisitions
Goodwill		146,091	145,794
Nuuvera Corp
Business Acquisitions
Goodwill		377,221	$ 375,768
LATAM Holdings Inc
Business Acquisitions
Goodwill		139,188
CC Pharma GmbH
Business Acquisitions
Goodwill		$ 6,146
Colcanna
Business Acquisitions
Discount rates used previously		31.00%
Discount rates used current		21.30%
ABP
Business Acquisitions
Discount rates used previously		36.50%
Discount rates used current		33.00%
Marigold
Business Acquisitions
Discount rates used previously		23.30%
Discount rates used current		38.50%